Offerings	Jul. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon the exercise of the rights included as part of the units
Amount Registered | shares	431,254
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 4,312,540.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 595.56
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act. The registrant previously registered 17,250,000 units (including 2,250,000 units subject to the underwriter's over-allotment option) with each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share upon the consummation of an initial business combination. The registrant has subsequently reduced the number of units being offered to 11,500,000 units (including 1,500,000 units subject to the underwriter's over-allotment option) with each unit consisting of one Class A ordinary share, one redeemable public warrant to purchase one Class A ordinary share and one right to receive one-quarter (1/4) Class A ordinary share upon the consummation of an initial business combination, which includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares, 1,500,000 redeemable warrants and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g).
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 132,250,000.00
Amount of Registration Fee	$ 18,263.72
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. The Registrant previously registered and paid for 17,250,000 units and 8,625,000 Class A ordinary shares issuable upon the exercise of the warrants included in such units. As a result of the subsequent reduction in the size of the offering and the change in the terms of the rights, the Registrant is reallocating the registration fee previously paid to cover the registration of an additional 2,875,000 Class A ordinary shares issuable upon the exercise of the warrants included in the units.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to receive one-quarter (1) of a Class A ordinary share upon the consummation of an initial business combination included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g).
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon the exercise of the rights included as part of the units
Amount Registered | shares	2,443,746
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 24,437,460.00
Amount of Registration Fee	$ 3,374.81
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. Registrant previously registered and paid for 17,250,000 units and 8,625,000 Class A ordinary shares issuable upon the exercise of the warrants included in such units. As a result of the subsequent reduction in the size of the offering and the change in the terms of the rights, the Registrant is reallocating the registration fee previously paid to cover the registration of a total of 2,443,746 Class A ordinary shares issuable upon the exercise of the rights included in the units.